Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Core ETF
March 31, 2025
LGE-NPRT3-0525
1.9910056.100
Common Stocks - 99.1%
	Shares	Value ($)
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	129,064	4,090,038
UNITED STATES - 99.0%
Communication Services - 10.9%
Diversified Telecommunication Services - 0.8%
AT&T Inc	705,169	19,942,179
Verizon Communications Inc	286,574	12,998,997
		32,941,176
Entertainment - 2.3%
Electronic Arts Inc	13,412	1,938,302
Netflix Inc (b)	61,204	57,074,567
Playtika Holding Corp	153,596	794,091
ROBLOX Corp Class A (b)	7,941	462,881
Walt Disney Co/The	375,453	37,057,211
		97,327,052
Interactive Media & Services - 6.6%
Alphabet Inc Class A	523,102	80,892,494
Alphabet Inc Class C	446,784	69,801,064
Meta Platforms Inc Class A	232,209	133,835,979
		284,529,537
Media - 0.9%
Comcast Corp Class A	966,846	35,676,617
Sirius XM Holdings Inc (c)	77,840	1,754,903
		37,431,520
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	56,504	15,070,182
Consumer Discretionary - 10.8%
Automobiles - 1.6%
Ford Motor Co	2,568,011	25,757,150
General Motors Co	17,657	830,409
Tesla Inc (b)	164,202	42,554,590
		69,142,149
Broadline Retail - 4.3%
Amazon.com Inc (b)	954,504	181,603,932
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	15,691	4,872,683
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	121,011	14,455,974
Booking Holdings Inc	1,052	4,846,469
Carnival Corp (b)	237,451	4,637,418
Chipotle Mexican Grill Inc (b)	42,529	2,135,381
DoorDash Inc Class A (b)	115,473	21,105,001
Expedia Group Inc Class A	49,820	8,374,742
Global Business Travel Group I Class A (b)(c)	37,788	274,341
Hilton Worldwide Holdings Inc	6	1,365
International Game Technology PLC	488,761	7,947,254
MGM Resorts International (b)	53,977	1,599,878
Starbucks Corp	3	294
		65,378,117
Household Durables - 0.6%
Garmin Ltd	115,593	25,098,708
Lennar Corp Class A	21	2,410
M/I Homes Inc (b)	4,257	486,064
Meritage Homes Corp	21,004	1,488,764
		27,075,946
Specialty Retail - 2.7%
Abercrombie & Fitch Co Class A (b)	103,924	7,936,676
Bath & Body Works Inc	138,959	4,213,237
Best Buy Co Inc	24,394	1,795,642
Carvana Co Class A (b)	115,064	24,057,581
Gap Inc/The	572,263	11,794,340
Home Depot Inc/The	128,662	47,153,337
TJX Cos Inc/The	167,207	20,365,813
		117,316,626
TOTAL CONSUMER DISCRETIONARY		465,389,453

Consumer Staples - 4.0%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (b)	7,754	1,851,965
Coca-Cola Co/The	10,096	723,076
Coca-Cola Consolidated Inc	3,286	4,436,100
Molson Coors Beverage Co Class B	91,862	5,591,640
PepsiCo Inc	15,446	2,315,973
		14,918,754
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	24,127	22,818,834
Maplebear Inc (b)	16	638
Target Corp	84,970	8,867,469
Walmart Inc	407,388	35,764,593
		67,451,534
Food Products - 0.3%
Cal-Maine Foods Inc	33,065	3,005,609
Tyson Foods Inc Class A	137,641	8,782,872
		11,788,481
Household Products - 1.1%
Clorox Co/The	12,826	1,888,629
Procter & Gamble Co/The	254,741	43,412,961
		45,301,590
Tobacco - 0.7%
Philip Morris International Inc	196,858	31,247,270
TOTAL CONSUMER STAPLES		170,707,629

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Cheniere Energy Inc	80,814	18,700,360
Chevron Corp	6,077	1,016,621
ConocoPhillips	346,452	36,384,389
EOG Resources Inc	212,900	27,302,296
Exxon Mobil Corp	594,804	70,740,040
Kinder Morgan Inc	319,096	9,103,809
Occidental Petroleum Corp	4,833	238,556
		163,486,071
Financials - 15.4%
Banks - 3.3%
Bank of America Corp	1,015,121	42,360,999
Citigroup Inc	1,254	89,021
JPMorgan Chase & Co	309,250	75,859,026
Wells Fargo & Co	315,770	22,669,128
		140,978,174
Capital Markets - 3.4%
Cboe Global Markets Inc	6,811	1,541,261
Charles Schwab Corp/The	438,578	34,331,886
CME Group Inc Class A	68,089	18,063,331
Goldman Sachs Group Inc/The	32,936	17,992,607
Morgan Stanley	292,662	34,144,876
MSCI Inc	7,312	4,134,936
S&P Global Inc	46,318	23,534,176
SEI Investments Co	39	3,027
Stifel Financial Corp	49,902	4,703,763
T Rowe Price Group Inc	78,915	7,249,921
Tradeweb Markets Inc Class A	33	4,899
		145,704,683
Consumer Finance - 0.6%
American Express Co	89,855	24,175,488
Financial Services - 5.6%
Berkshire Hathaway Inc Class B (b)	208,758	111,180,336
Fiserv Inc (b)	73,091	16,140,686
Global Payments Inc	6,297	616,602
Mastercard Inc Class A	106,950	58,621,434
Payoneer Global Inc (b)	656	4,795
PayPal Holdings Inc (b)	341,061	22,254,230
Visa Inc Class A	86,906	30,457,077
		239,275,160
Insurance - 2.3%
Allstate Corp/The	89,099	18,449,730
Globe Life Inc	68,984	9,086,572
Marsh & McLennan Cos Inc	138,472	33,791,322
Progressive Corp/The	131,394	37,185,817
		98,513,441
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp	1,031,542	11,811,155
TOTAL FINANCIALS		660,458,101

Health Care - 10.7%
Biotechnology - 3.3%
AbbVie Inc	267,816	56,112,808
Biogen Inc (b)	81,168	11,107,029
Exelixis Inc (b)	482,149	17,800,941
Gilead Sciences Inc	315,860	35,392,113
Incyte Corp (b)	361,762	21,904,689
PTC Therapeutics Inc (b)	21,062	1,073,320
		143,390,900
Health Care Equipment & Supplies - 0.8%
Becton Dickinson & Co	125,543	28,756,880
Boston Scientific Corp (b)	46,723	4,713,416
GE HealthCare Technologies Inc	20,418	1,647,937
Stryker Corp	27	10,050
		35,128,283
Health Care Providers & Services - 2.3%
Centene Corp (b)	22,844	1,386,859
CVS Health Corp	48	3,252
Elevance Health Inc	64,877	28,218,900
Humana Inc	22,933	6,068,072
Option Care Health Inc (b)	114,788	4,011,841
UnitedHealth Group Inc	116,459	60,995,401
		100,684,325
Health Care Technology - 0.1%
Doximity Inc Class A (b)	27,715	1,608,301
Veeva Systems Inc Class A (b)	20,553	4,760,692
		6,368,993
Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc	26,514	3,101,608
Thermo Fisher Scientific Inc	14,125	7,028,600
		10,130,208
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co	428,483	26,133,178
Eli Lilly & Co	52,232	43,138,931
Johnson & Johnson	168,358	27,920,491
Merck & Co Inc	474,856	42,623,075
Pfizer Inc	1,011,527	25,632,094
		165,447,769
TOTAL HEALTH CARE		461,150,478

Industrials - 9.6%
Aerospace & Defense - 1.8%
GE Aerospace	89,113	17,835,967
General Dynamics Corp	12	3,271
Lockheed Martin Corp	65,425	29,226,002
Northrop Grumman Corp	33,740	17,275,217
RTX Corp	100,857	13,359,518
		77,699,975
Air Freight & Logistics - 0.5%
FedEx Corp	85,452	20,831,489
Building Products - 1.2%
Allegion plc	151,599	19,777,606
Johnson Controls International plc	32,149	2,575,456
Trane Technologies PLC	85,060	28,658,415
		51,011,477
Commercial Services & Supplies - 0.7%
Cintas Corp	147,768	30,370,757
Waste Management Inc	1	231
		30,370,988
Construction & Engineering - 0.5%
EMCOR Group Inc	26,080	9,639,950
Valmont Industries Inc	37,969	10,835,214
		20,475,164
Electrical Equipment - 0.4%
Acuity Inc	38,613	10,168,734
Eaton Corp PLC	29,703	8,074,166
		18,242,900
Ground Transportation - 1.6%
CSX Corp	879,704	25,889,689
Lyft Inc Class A (b)	1,678,736	19,926,596
Uber Technologies Inc (b)	192	13,989
Union Pacific Corp	103,286	24,400,285
		70,230,559
Industrial Conglomerates - 0.0%
3M Co	6	881
Machinery - 1.2%
Allison Transmission Holdings Inc	31,361	3,000,307
Caterpillar Inc	55,750	18,386,350
ESCO Technologies Inc	21,466	3,415,670
Mueller Water Products Inc Class A1	275,534	7,004,074
Oshkosh Corp	110,895	10,433,002
PACCAR Inc	70,984	6,911,712
Westinghouse Air Brake Technologies Corp	14,072	2,551,957
		51,703,072
Passenger Airlines - 0.2%
SkyWest Inc (b)	88,975	7,773,746
Professional Services - 1.5%
Automatic Data Processing Inc	92,718	28,328,131
Booz Allen Hamilton Holding Corp Class A	65,792	6,880,527
Leidos Holdings Inc	182,719	24,656,102
Maximus Inc	45,667	3,114,032
		62,978,792
TOTAL INDUSTRIALS		411,319,043

Information Technology - 29.0%
Communications Equipment - 1.2%
Arista Networks Inc	3	232
Cisco Systems Inc	383,570	23,670,105
Motorola Solutions Inc	62,201	27,232,220
		50,902,557
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	37,513	2,460,477
Itron Inc (b)	88,235	9,243,499
Zebra Technologies Corp Class A (b)	71,128	20,097,928
		31,801,904
IT Services - 0.2%
Okta Inc Class A (b)	39,327	4,137,987
Twilio Inc Class A (b)	26,302	2,575,229
VeriSign Inc (b)	39	9,900
		6,723,116
Semiconductors & Semiconductor Equipment - 10.6%
Advanced Micro Devices Inc (b)	119,467	12,274,040
Applied Materials Inc	213,927	31,045,086
Broadcom Inc	500,480	83,795,366
Cirrus Logic Inc (b)	90,019	8,970,843
KLA Corp	32,786	22,287,923
Lam Research Corp	13,219	961,021
NVIDIA Corp	2,391,110	259,148,503
Qorvo Inc (b)	7	507
QUALCOMM Inc	246,612	37,882,069
		456,365,358
Software - 8.7%
Adobe Inc (b)	92,759	35,575,859
Alarm.com Holdings Inc (b)(c)	190,320	10,591,308
Dropbox Inc Class A (b)	189,290	5,055,936
Fortinet Inc (b)	174,552	16,802,376
Intuit Inc	18	11,051
Microsoft Corp	610,953	229,345,647
Oracle Corp	2,585	361,409
Salesforce Inc	119,513	32,072,509
Servicenow Inc (b)	23,205	18,474,429
Tenable Holdings Inc (b)	8,230	287,885
Teradata Corp (b)	412,181	9,265,829
Zoom Communications Inc Class A (b)	189,561	13,983,915
		371,828,153
Technology Hardware, Storage & Peripherals - 7.6%
Apple Inc	1,454,046	322,987,238
NetApp Inc	43,821	3,849,237
		326,836,475
TOTAL INFORMATION TECHNOLOGY		1,244,457,563

Materials - 1.5%
Chemicals - 1.1%
Axalta Coating Systems Ltd (b)	2,957	98,084
Balchem Corp	20,491	3,401,506
Ecolab Inc	111,703	28,318,945
Linde PLC	33,236	15,476,011
		47,294,546
Construction Materials - 0.3%
CRH PLC	127,492	11,215,471
Metals & Mining - 0.1%
Newmont Corp	105,850	5,110,438
TOTAL MATERIALS		63,620,455

Real Estate - 2.2%
Health Care REITs - 0.5%
CareTrust REIT Inc	252,897	7,227,796
Ventas Inc	105,474	7,252,393
Welltower Inc	36,372	5,572,554
		20,052,743
Industrial REITs - 0.0%
First Industrial Realty Trust Inc	8,840	477,006
STAG Industrial Inc Class A	32,092	1,159,163
		1,636,169
Real Estate Management & Development - 0.2%
Compass Inc Class A (b)	810,884	7,079,017
Retail REITs - 0.4%
Brixmor Property Group Inc	95,930	2,546,942
Phillips Edison & Co Inc	45,408	1,656,938
Simon Property Group Inc	75,843	12,596,005
		16,799,885
Specialized REITs - 1.1%
American Tower Corp	118,734	25,836,518
Crown Castle Inc	93	9,693
Equinix Inc	3,923	3,198,618
Gaming and Leisure Properties Inc	92,733	4,720,110
VICI Properties Inc	436,088	14,225,191
		47,990,130
TOTAL REAL ESTATE		93,557,944

Utilities - 1.1%
Electric Utilities - 0.9%
Exelon Corp	195,892	9,026,703
NextEra Energy Inc	330,407	23,422,552
Southern Co/The	63,210	5,812,160
		38,261,415
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	29,281	2,102,375
Multi-Utilities - 0.2%
CMS Energy Corp	85,191	6,398,696
Sempra	55,662	3,972,040
		10,370,736
TOTAL UTILITIES		50,734,526

TOTAL UNITED STATES		4,252,180,730
TOTAL COMMON STOCKS (Cost $3,789,168,180)		4,256,270,768

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/17/2025 (e)	4.25	2,680,000	2,674,927
US Treasury Bills 0% 4/24/2025 (e)	4.26	620,000	618,323
US Treasury Bills 0% 5/15/2025 (e)	4.26	640,000	636,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,930,024)			3,929,938

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	33,265,349	33,272,002
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	1,342,386	1,342,520
TOTAL MONEY MARKET FUNDS (Cost $34,614,522)			34,614,522

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,827,712,726)	4,294,815,228
NET OTHER ASSETS (LIABILITIES) - 0.0%	338,126
NET ASSETS - 100.0%	4,295,153,354

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	117	Jun 2025	33,071,513	(211,420)	(211,420)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,878,828.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,491,496	502,072,999	492,292,493	1,137,899	-	-	33,272,002	33,265,349	0.1%
Fidelity Securities Lending Cash Central Fund	562,500	87,650,333	86,870,313	1,726	-	-	1,342,520	1,342,386	0.0%
Total	24,053,996	589,723,332	579,162,806	1,139,625	-	-	34,614,522

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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